Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring Basis [Member] - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Convertible notes, current	$ 15,604
Related party convertible notes, current	2,133
Share-based termination liability	6,349
Convertible preferred stock warrant liability	203	$ 330
Total liabilities	24,289	330
Assets:
Money market funds		19,762
Total cash equivalent		19,762
Level 1 [Member]
Liabilities:
Convertible notes, current
Related party convertible notes, current
Share-based termination liability
Convertible preferred stock warrant liability
Total liabilities
Assets:
Money market funds		19,762
Total cash equivalent		19,762
Level 2 [Member]
Liabilities:
Convertible notes, current
Related party convertible notes, current
Share-based termination liability
Convertible preferred stock warrant liability
Total liabilities
Assets:
Money market funds
Total cash equivalent
Level 3 [Member]
Liabilities:
Convertible notes, current	15,604
Related party convertible notes, current	2,133
Share-based termination liability	6,349
Convertible preferred stock warrant liability	203	330
Total liabilities	$ 24,289	330
Assets:
Money market funds
Total cash equivalent